State Street Target Retirement Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
State Street Target Retirement Composite Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.14%	4.60%	5.84%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	10.94%	4.29%	5.66%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.16%	2.52%	4.27%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.80%	2.74%	3.99%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	11.13%	4.60%	5.81%
Class R3
Prospectus [Line Items]
Average Annual Return, Percent	10.58%	4.11%	5.30%